Common Stock Warrants - Schedule of Warrant Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Aug. 05, 2017	Jul. 20, 2017	Jul. 05, 2017	Jun. 23, 2017	Jun. 09, 2017
Advance Amount	$ 925,000
Number of Warrant Shares		9,000,000			2,500,000	1,500,000
Warrant Exercise Price			$ 0.08	$ 0.08	$ 0.04	$ 0.05
Warrant A [Member]
Number of Warrant Shares	30,833,334
Warrant B [Member]
Number of Warrant Shares	30,833,334
Warrant C [Member]
Number of Warrant Shares	30,833,334
November 02, 2016 [Member]
Advance Date	Nov. 02, 2016
Advance Amount	$ 125,000
November 02, 2016 [Member] | Warrant A [Member]
Number of Warrant Shares	4,166,667
Warrant Exercise Price	$ 0.03
November 02, 2016 [Member] | Warrant B [Member]
Number of Warrant Shares	4,166,667
Warrant Exercise Price	$ 0.06
November 02, 2016 [Member] | Warrant C [Member]
Number of Warrant Shares	4,166,667
Warrant Exercise Price	$ 0.06
November 21, 2016 [Member]
Advance Date	Nov. 21, 2016
Advance Amount	$ 267,000
November 21, 2016 [Member] | Warrant A [Member]
Number of Warrant Shares	8,900,000
Warrant Exercise Price	$ 0.03
November 21, 2016 [Member] | Warrant B [Member]
Number of Warrant Shares	8,900,000
Warrant Exercise Price	$ 0.06
November 21, 2016 [Member] | Warrant C [Member]
Number of Warrant Shares	8,900,000
Warrant Exercise Price	$ 0.06
December 02, 2016 [Member]
Advance Date	Dec. 02, 2016
Advance Amount	$ 267,000
December 02, 2016 [Member] | Warrant A [Member]
Number of Warrant Shares	8,900,000
Warrant Exercise Price	$ 0.03
December 02, 2016 [Member] | Warrant B [Member]
Number of Warrant Shares	8,900,000
Warrant Exercise Price	$ 0.06
December 02, 2016 [Member] | Warrant C [Member]
Number of Warrant Shares	8,900,000
Warrant Exercise Price	$ 0.06
December 19, 2016 [Member]
Advance Date	Dec. 19, 2016
Advance Amount	$ 266,000
December 19, 2016 [Member] | Warrant A [Member]
Number of Warrant Shares	8,866,667
Warrant Exercise Price	$ 0.03
December 19, 2016 [Member] | Warrant B [Member]
Number of Warrant Shares	8,866,667
Warrant Exercise Price	$ 0.06
December 19, 2016 [Member] | Warrant C [Member]
Number of Warrant Shares	8,866,667
Warrant Exercise Price	$ 0.06